Income Taxes - Schedule of Reconciliation of Income Tax Expense at Official Rate to Actual Income Tax Expense (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [line items]
Loss before income tax	$ (82,996)	R$ (321,593)	R$ (154,222)	R$ (133,157)
Reconciliation of income tax expense	28,284	109,594	61,169	60,418
Non-deductible expenses	(5,496)	(21,294)	(24,789)	(20,001)
Unrecognized deferred tax benefits	(19,169)	(74,275)	(26,384)	(32,820)
Other	(3,671)	(14,227)	R$ (9,996)	R$ (7,597)
Income tax expense	$ (52)	R$ (202)
Effective tax rate	0.06%	0.06%	0.00%	0.00%
Income tax expense	$ (52)	R$ (202)
Weighted average [member]
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [line items]
Tax rate	34.08%	34.08%	39.66%	45.37%